Stockholders' Equity (Details) - Schedule of restricted common stock - Restricted Common Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) - Schedule of restricted common stock [Line Items]
Number of shares, Non-vested, Beginning balance	477,286
Weighted average grant date fair value, Non-vested, Beginning balance	$ 9.30
Number of shares, Granted		715,929
Weighted average grant date fair value, Granted		$ 9.30
Number of shares, Vested		(238,643)
Weighted average grant date fair value, Vested		$ 9.30
Number of shares, Non-vested, Ending balance	477,286	477,286
Weighted average grant date fair value, Non-vested, Ending balance	$ 9.30	$ 9.30